Related parties (Tables)	12 Months Ended
Dec. 31, 2024
Related parties [Abstract]
Compensation for key management personnel
Compensation for key management personnel was comprised of:
2024 2023
Short-term employee benefits $ 39,224 $ 30,733
Share-based compensation (a) 27,373 41,694
Post-employment benefits 12,128 6,730
Termination

benefits
1,389 541
Total $ 80,114 $ 79,698
(a) Excludes deferred share units held by directors (see note 24).

Other related party transactions
Transaction value Balance outstanding
year ended as at
2024 2023 2024 2023
Joint venture
Sales revenue (a) $ 45,433 $ 27 $ 32 $ -
Fuel storage and handling (a) 50 - 26 -
Deferred sales (a) - - 75,083 21,909
Dividends received (b) - - - -
Associate
Product purchases (c) 456,963 392,656 301,652 289,055
Dividends received 185,447 113,642 - -
(a) Cameco has entered into various agreements with Westinghouse and its subsidiaries and has recognized sales revenue related to fuel supply agreements and incurred costs related to fuel storage and handling fees. Contract terms are in the normal course of business and were accounted for at the exchange amount.
(b) Subsequent to year-end, on February 19, 2025, Cameco received a dividend of $ 49,000,000

(US).
(c) Cameco purchases uranium concentrate from JV Inkai. Purchases from JV Inkai are based on the prevailing uranium spot price less a 5% discount with extended payment terms.